Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income/(loss)	$ 190,627	$ (21,159)	$ 286,422
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Bad debt provision	582	89	(300)
Depreciation	16,374	23,745	15,583
Amortization of intangible assets and other assets	24,739	41,423	26,790
Goodwill impairment and impairment of intangible assets acquired as part of acquisition of a business	40,324	52,282	0
Impairment loss of other assets	15,600	1,687	4,474
Share-based compensation allocated from Sohu	0	27	77
Share-based compensation expense	15,024	4,087	1,197
Loss from equity investments	724	232	0
Disposal loss of fixed assets and intangible assets	805	1,560	128
Deferred tax expense/(credits)	8,009	(20,965)	5,382
Change in contingent consideration	114	1,441	167
Change in fair value of short-term investments	(1,331)	(1,611)	(2,292)
Disposal of subsidiary and debt investment	(53,744)	0	0
Others	0	(652)	0
Changes in current assets and liabilities, net of acquisition:
Accounts receivable, net	4,295	(41,133)	(11,843)
Prepaid and other assets, net (including interest receivable from related parties of $nil, $nil and $5,360, respectively)	(12,743)	28,721	(25,653)
Accounts payable	(16,280)	(2,954)	22,751
Receipts in advance and deferred revenue	2,065	(4,584)	1,003
Accrued salary and benefits	(16,460)	6,049	15,825
Accrued liabilities to suppliers	951	(6,294)	5,922
Tax payables	4,464	(12,753)	13,352
Other short-term liabilities (including interest payable on related parties of $nil, $nil and $1,340, respectively)	(10,795)	1,078	(342)
Net cash provided by operating activities	213,344	50,316	358,643
Cash flows from investing activities:
Purchase of fixed assets	(12,443)	(24,241)	(61,582)
Purchase of intangible assets and other assets	(23,167)	(35,118)	(34,141)
Cash proceeds/(paid) relating to restricted time deposits	40,310	5,763	(168,635)
Cash paid for business acquisition, net of cash acquired	0	(86,539)	(109,695)
Investment in equity investees and debt securities	(4,136)	(4,918)	0
Proceeds from/(purchase of) short-term investments, net	5,511	(186,508)	51,185
Matching loans to related parties	(176,639)	0	0
Consideration received from sale of 7Road business and two subsidiaries and Doyo, net of cash	184,345	0	0
Other investing activities	(17,716)	1,059	175
Net cash used in investing activities	(3,935)	(330,502)	(322,693)
Cash flows from financing activities:
Loan proceeds from banks	0	370,000	167,000
Matching loans from related parties	182,900	0	0
Repayment of loans to offshore banks	(25,500)	(410,194)	0
Payment of contingent consideration	0	(2,813)	(19,658)
Payment for repurchase of shares	(14,506)	(3,577)	(17,240)
Net cash provided by /(used in) financing activities	142,894	(46,584)	130,102
Effect of exchange rate changes on cash and cash equivalents	(3,180)	(920)	15,793
Net increase/(decrease) in cash and cash equivalents	349,123	(327,690)	181,845
Cash and cash equivalents, beginning of year	220,794	548,484	366,639
Cash and cash equivalents, end of year	569,917	220,794	548,484
Supplemental disclosures of cash flow
Cash paid for income taxes	(40,241)	(11,982)	(48,590)
Cash paid for interest expense	(7,235)	(6,283)	(8,812)
Supplemental schedule of non-cash investing activity
Consideration payable for the purchase of non-controlling interest in 7Road	0	0	2,000
Consideration payable for the acquisition of Doyo	0	0	4,952
Changes in government grant in prepaid and other current assets	$ 0	$ 1,425	$ 1,355